Organization and Business Description (Details Narrative)									12 Months Ended
		Sep. 12, 2024 shares	Sep. 02, 2024 USD ($) shares	Sep. 02, 2024 HKD ($) shares	Aug. 30, 2024 shares	Aug. 15, 2024 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) shares	Nov. 30, 2016 HKD ($) $ / shares shares	Aug. 15, 2025 shares	Aug. 09, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 24, 2024 $ / shares shares	Aug. 16, 2024 $ / shares shares	Aug. 09, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares
Number of shares, issued | $											$ 375,261
Ordinary shares, par value | $ / shares											$ 0.00001				$ 0.00001
Share capital, price per share | $ / shares						$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	[1]
Shares issued						9,999					20,000,000	3,900,000	10,000	1	16,100,000	[1]
Winfield Engineering (Hong Kong) Limited [Member]
Share capital, price per share | $ / shares												$ 0.00001
Shares issued												16,090,000
Share Exchange Agreements [Member]
Shares holding, description		Phoenix Prosperity Investment Limited, More Resources Holdings Limited, Quest Dragon International Limited, Rich Plenty Investment Limited and Unique Resources Holdings Limited holds 16,100,000, 960,000, 980,000, 980,000 and 980,000 ordinary shares of the Company with a par value of USD0.00001, representing 80.5%, 4.8%, 4.9%, 4.9% and 4.9% of the issued outstanding share capital of the Company. This resulted in (a) a total additional issuance of 19,990,000 Ordinary Shares; (b) a dilution of Mr. Chi Kin Kelvin, Yeung’s ownership interest in the Company from 100.0% to 80.5% though he remained as the controlling shareholder of the Company; and (c) a decrease in earnings per shares (basic and diluted) due to the increased number of shares outstanding.
Mr Chi Kin Kelvin Yeung [Member]
Proceeds from additional ordinary shares							20	20
Share capital, price per share | $ / shares								$ 1
Number of shares, owned			805	805
Mr Chi Kin Kelvin Yeung [Member] | Share Exchange Agreements [Member]
Proceeds from additional ordinary shares		16,100,000
Common Stock [Member]
Number of shares, issued | $											$ 39
Ordinary shares transferred	[2]										3,900,000
Phoenix Asia Holdings Limited [Member]
Number of shares, issued | $						$ 50,000
Ordinary shares, par value | $ / shares						$ 0.00001
Phoenix Asia Holdings Limited [Member] | Common Stock [Member]
Ordinary shares transferred										5,000,000,000
Ogier Global Subscriber (Cayman) Limited [Member] | Common Stock [Member]
Ordinary shares transferred									1
Phoenix Prosperity Investment Limited [Member] | Share Exchange Agreements [Member]
Shares issued												16,090,000
Phoenix Prosperity Investment Limited [Member] | Share Exchange Agreements [Member] | Winfield Engineering (Hong Kong) Limited [Member]
Shares issued												805
Phoenix Prosperity Investment Limited [Member] | Common Stock [Member]
Ordinary shares transferred									1
Additional shares issued									9,999
Ordinary shares, converted									10,000
Winfield Engineering (Hong Kong) Limited [Member] | Share Exchange Agreements [Member]
Ownership interest, rate												100.00%
Winfield Engineering (Hong Kong) Limited [Member] | Mr Chi Kin Kelvin Yeung [Member]
Proceeds from additional ordinary shares					785
Consideration transfered							$ 101	$ 785
Shares issued								805
Resources Holdings Limited [Member]
Number of shares, issued			$ 92,308	$ 720,000
Shares issued			48	48
Resources Holdings Limited [Member] | Share Exchange Agreements [Member]
Shares issued												960,000
Resources Holdings Limited [Member] | Share Exchange Agreements [Member] | Winfield Engineering (Hong Kong) Limited [Member]
Shares issued												48
Quest Dragon International Limited [Member]
Number of shares, issued			$ 94,231	$ 735,000
Shares issued			49	49
Quest Dragon International Limited [Member] | Share Exchange Agreements [Member]
Shares issued												980,000
Quest Dragon International Limited [Member] | Share Exchange Agreements [Member] | Winfield Engineering (Hong Kong) Limited [Member]
Shares issued												49
Rich Plenty Investment Limited [Member]
Number of shares, issued			$ 94,231	$ 735,000
Shares issued			49	49
Number of shares, owned			49	49
Rich Plenty Investment Limited [Member] | Share Exchange Agreements [Member]
Shares issued												980,000
Rich Plenty Investment Limited [Member] | Share Exchange Agreements [Member] | Winfield Engineering (Hong Kong) Limited [Member]
Shares issued												49
Unique Resources Holdings Limited [Member]
Number of shares, issued			$ 94,231	$ 735,000
Shares issued			49	49
Number of shares, owned			49	49
Unique Resources Holdings Limited [Member] | Share Exchange Agreements [Member]
Shares issued												980,000
Unique Resources Holdings Limited [Member] | Share Exchange Agreements [Member] | Winfield Engineering (Hong Kong) Limited [Member]
Shares issued												49
Mr Chi Kin Kelvin Yeung [Member] | Share Exchange Agreements [Member]
Ownership interest, rate		100.00%

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 13).